Loans and other financial assets at amortized cost - Details of due from banks (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [Line Items]
Total	₩ 2,674,644	₩ 2,630,604
Due from banks in local currency
Cash and cash equivalents [Line Items]
Total	1,155,760	512,050
Due from banks in local currency | Allowance for credit losses
Cash and cash equivalents [Line Items]
Total	(408)	(4)
Due from banks in local currency | Due from the depository banks | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	531,542	200,366
Due from banks in local currency | Due from non-depository institutions | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	20,624	152
Due from banks in local currency | Due from the Korea Exchange | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	196,557	239,222
Due from banks in local currency | Others | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	407,445	72,314
Due from banks in foreign currencies
Cash and cash equivalents [Line Items]
Total	1,518,884	2,118,554
Due from banks in foreign currencies | Allowance for credit losses
Cash and cash equivalents [Line Items]
Total	(4,272)	(6,323)
Due from banks in foreign currencies | Due from banks on demand | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	149,839	177,886
Due from banks in foreign currencies | Due from banks on time | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	276,498	193,654
Due from banks in foreign currencies | Others | Gross carrying amount
Cash and cash equivalents [Line Items]
Total	₩ 1,096,819	₩ 1,753,337